UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue

New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

The Proxy Voting Record for the Torchlight Value Fund Master, LLC is attached in this filing.

Torchlight Value Fund Master, LLC

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

As of Date: 23-SEP-2011

Notice Date: 23-SEP-2011

Record Date: 21-SEP-2011

Response Date: 13-OCT-2011

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
1

HOLDERS REQUESTED TO RELEASE LIEN ON THE GROUND LEASE OF THE HILTON HOTEL SCHIPOL IN AMSTERDAM, NETHERLANDS ("EXISTING HOTEL") SO THAT OWNER CAN BUILD A NEW HOTEL. DURING CONSTRUCTION PERIOD, BORROWER WILL GRANT LENDER PLEDGE OF PROCEEDS OF EXISTING HOTEL AND SECURITY INTEREST IN ITS INTEREST IN THE MANAGEMENT AGREEMENT RELATING TO THE NEW HOTEL. CONSENT/DO NOT CONSENT/TAKE NO ACTION

		CONSENT TO RELEASE THE LIEN	CONSENT

Hilton Worldwide Mezzanine Loan E 26

As of Date: 23-SEP-2011

Notice Date: 23-SEP-2011

Record Date: 21-SEP-2011

Response Date: 13-OCT-2011

Cusip: N/A

	Proposal	Recommendation	Your Vote
1

HOLDERS REQUESTED TO RELEASE LIEN ON THE GROUND LEASE OF THE HILTON HOTEL SCHIPOL IN AMSTERDAM, NETHERLANDS ("EXISTING HOTEL") SO THAT OWNER CAN BUILD A NEW HOTEL. DURING CONSTRUCTION PERIOD, BORROWER WILL GRANT LENDER PLEDGE OF PROCEEDS OF EXISTING HOTEL AND SECURITY INTEREST IN ITS INTEREST IN THE MANAGEMENT AGREEMENT RELATING TO THE NEW HOTEL. CONSENT/DO NOT CONSENT/TAKE NO ACTION

		CONSENT TO RELEASE THE LIEN	CONSENT

Torchlight Value Fund Master, LLC

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

As of Date: 06-OCT-2011

Notice Date: 06-OCT-2011

Record Date: 03-OCT-2011

Response Date: 11-OCT-2011

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
1

HOLDERS WAIVER REQUESTED WITH RESPECT TO RESTRICTIONS UNDER SECTION 2.4.1 (I) OF THE LOAN AGREEMENT AND LENDER'S CONSENT SOUGHT BY BORROWER TO USE RESTRICTED CASH FLOW AND HILTON FUNDS TO FUND THE DPO PRICE. CONSENT/DO NOT CONSENT/TAKE NO ACTION

		CONSENT TO WAIVER WITH RESPECT TO RESTRICTIONS AND USE OF RESTRICTED CASH FLOW TO FUND DPO PRICE	CONSENT

Hilton Worldwide Mezzanine Loan E 26

As of Date: 06-OCT-2011

Notice Date: 06-OCT-2011

Record Date: 03-OCT-2011

Response Date: 11-OCT-2011

Cusip: N/A

	Proposal	Recommendation	Your Vote
1

HOLDERS WAIVER REQUESTED WITH RESPECT TO RESTRICTIONS UNDER SECTION 2.4.1 (I) OF THE LOAN AGREEMENT AND LENDER'S CONSENT SOUGHT BY BORROWER TO USE RESTRICTED CASH FLOW AND HILTON FUNDS TO FUND THE DPO PRICE. CONSENT/DO NOT CONSENT/TAKE NO ACTION

		CONSENT TO WAIVER WITH RESPECT TO RESTRICTIONS AND USE OF RESTRICTED CASH FLOW TO FUND DPO PRICE	CONSENT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Torchlight Value Fund Master, LLC

By: /s/ Daniel Heflin

Name: Daniel Heflin

Title: President and Chief Executive Officer

Date: August 28, 2012

By: /s/ Ramalingam Ganesh

Name: Ramalingam Ganesh

Title: Chief Financial Officer

Date: August 28, 2012